UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601 New York, NY	10170
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 888.523.4233

Date of fiscal year end:  12/31/2010

Date of reporting period: 06/30/2010

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended June 30, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

SEMI-ANNUAL REPORT

June 30, 2010

Ticker Symbol: CEFFX

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Congressional Effect Fund (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (01/01/10) and held for the entire period of 01/01/10 through 06/30/10.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/10).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/10 through 06/30/10
Actual Fund Return (in parentheses)	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period*
Congressional Effect Fund (+7.20%)	$1,000.00	$1,072.00	$8.99

Hypothetical 5% Fund Return	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During Period*
Congressional Effect Fund	$1,000.00	$1,016.00	$8.75

*Expenses are equal to the Fund’s annualized expense ratio of 1.75% for the Congressional Effect Fund shares, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233.  Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2010 and are subject to change.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

	Par Value	Value
U.S. GOVERNMENT OBLIGATIONS - (93.27%)
U.S. Treasury Bill, 0.09%, 09/23/2010 (a)	$750,000	$749,720
U.S. Treasury Bill, 0.12%, 09/30/2010 (a)	6,600,000	6,597,083
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $7,348,275)		7,346,803

	Shares	Value
SHORT-TERM INVESTMENTS - (3.53%)
Cash Account Trust Money Market Portfolio, 0.02% (b)	209,832	209,832
Fifth Third Institutional Government Money Market, 0.01% (b)	68,284	68,283
TOTAL SHORT-TERM INVESTMENTS (Cost $278,115)		278,115

TOTAL INVESTMENTS (Cost $7,626,390) - 96.80%		7,624,918

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.20%		252,155

NET ASSETS - 100.00%		$7,877,073

(a) Effective yield at June 30, 2010.
(b) Rate shown represents the rate at June 30, 2010, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $7,626,390)	$7,624,918
Deposits at broker	241,007
Due from advisor	9,195
Receivables:
Interest	16
Dividends	31,346
Fund shares sold	10,000
Prepaid expenses	10,109
Total assets	7,926,591

Liabilities:
Payables:
Accrued distribution (12b-1) fees	7,602
Due to administrator	9,139
Accrued expenses	32,777
Total liabilities	49,518

Net Assets	$7,877,073

Sources of Net Assets:
Paid-in capital	$7,576,408
Accumulated net realized gain on investments	330,562
Accumulated net investment loss	(28,425)
Net unrealized depreciation on investments	(1,472)

Total Net Assets	$7,877,073

Net Asset Value and Offering Price Per Share
(788,985 shares of beneficial interest issued andoutstanding, unlimited shares authorized)	$9.98

Minimum Redemption Price Per Share (a)	$9.88

(a)	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

For the
Six Month
Period Ended
June 30, 2010
(Unaudited)
Investment Income:
Dividends	$34,596
Interest	4,850
Total Investment Income	39,446

Expenses:
Management fees	38,783
Distribution (12b-1) fees	9,696
Accounting and transfer agent fees and expenses	28,601
Legal fees	12,496
Registration and filing fees	9,313
Compliance officer fees	8,927
Audit fees	6,447
Custodian fees	5,059
Trustee fees and expenses	3,794
Insurance	521
Reports to shareholders	496
Miscellaneous	152
Pricing fees	148
Total expenses	124,433
Less: fees waived and expenses absorbed	(56,562)
Net expenses	67,871

Net investment loss	(28,425)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(746,887)
Futures contracts	1,366,249
Net realized gain on investments and futures contracts	619,362

Net change in unrealized appreciation (depreciation) on:
Investments	(102,243)
Futures contracts	54,539
Net change in unrealized appreciation (depreciation)	(47,704)

Net gain on investments and futures conracts	571,658

Net increase in net assets resulting from operations	$543,233

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

	For the
	Six Month	For the
	Period Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Increase in net assets from:
Operations:
Net investment loss	$(28,425)	$(52,134)
Net realized gain (loss) on investments and futures contracts	619,362	(181,585)
Net unrealized appreciation on investments and futures contracts	(47,704)	4,979
Net increase (decrease) in net assets resulting from operations	543,233	(228,740)

Distributions to shareholders from:
Net investment income	-	-

Capital share transactions (Note 2):
Increase (decrease) in net assets from capital share transactions	(195,850)	2,018,196

Increase in net assets from acquisition of the
Free Enterprise Action Fund	-	4,271,102

Increase in net assets	347,383	6,060,558

Net Assets:
Beginning of period	7,529,690	1,469,132
End of period	$7,877,073	$7,529,690
Accumulated net investment loss	$(28,425)	$-

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	For the Six Month Period Ended June 30, 2010		For the Year Ended December 31, 2009	For the Period Ended December 31, 2008(a)

	(Unaudited)
	$9.31		$9.74	$10.00

Investment Operations:
Net investment income (loss) (b)	(0.04)		(0.11)	0.05
Net realized and unrealized gain (loss) on investments and futures contracts	0.71		(0.32)	(0.27)
Total from investment operations	0.67		(0.43)	(0.22)

Distributions:
From net investment income	-		-	(0.04)
Total distributions	-		-	(0.04)

Paid in capital from redemption fees	-	(c)	- (c)	-

Net Asset Value, End of Period	$9.98		$9.31	$9.74

Total Return (d)	7.20	%(e)	(4.41)%	(2.19	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7,879		$7,530	$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.21	%(f)	4.67%	14.99	%(f)
After fees waived and expenses absorbed	1.75	%(f)	1.87%	2.24	%(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(2.19	)%(f)	(3.95)%	(11.95	)%(f)
After fees waived and expenses absorbed	(0.73	)%(f)	(1.15)%	0.80	%(f)

Portfolio turnover rate	937%		2,996%	406%

(a)	The Congressional Effect Fund commenced operations on May 23, 2008.
(b)	Per share amounts were calculated using the average shares method.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total Return has not been annualized.
(e)	Arregate total return, not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the "Trust") was organized as a Delaware statutory Trust on December 21, 2007.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the"1940 Act").  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Congressional Effect Fund (the "Fund").  The Fund became effective with the SEC and commenced operations on May 23, 2008.  The Fund is registered to offer one class of shares.  The Fund is diversified.  The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a)         Financial Accounting Standards Board Launches Accounting Standards Codification–The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December 31, 2009.

b)         Security Valuations–The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. Securities for which market quotations are received from pricing services are typically classified within Level 1 or 2 of the fair value hierarchy described below; however, they may be designated as Level 3 if the pricing service values a security through an internal model with significant unobservable inputs.  The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  At June 30, 2010, no securities were fair valued.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2010:

Security Classification(1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Investments:
U.S. Government Obligations	$-	$7,346,803	$7,346,803
Short-Term Investments	278,115	-	278,115
Total Investments	$278,115	$7,346,803	$7,624,918

(1)
As of and during the six month period ended June 30, 2010, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

c)         Share Valuation–The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays:  New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

d)         Financial Futures Contracts–Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.  Futures contracts may have off-balance sheet risk.  Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

FASB Accounting Standard Codification 815, "Derivatives and Hedging" ("ASC 815"), requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for under ASC 815 and their effect on the Fund’s financial position, performance and cash flows. Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Details of the disclosures are as follows for the six month period ended June 30, 2010:

The effect of derivative instruments on the Statement of Assets and Liabilities is as follows:

Derivatives not Accounted for
as hedging instruments under	Location in Statement
ASC 815	of Assets and Liabilities	Value*
Equity Index Futures Contracts	Futures variation margin receivable (payable)	$-

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The effect of derivative instruments on the Statement of Operations is as follows:

Derivatives not Accounted for	Location of Gain (Loss)
as hedging instruments under	on Derivatives
ASC 815	recognized in income	Value
Equity Index Futures Contracts	Net realized gain on futures contracts	$1,366,249
Equity Index Futures Contracts	Net unrealized appreciation on futures contracts	54,539
Put Options Purchased	Net realized gain on investments	8,440

e)         Repurchase Agreements–In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

f)         Option Writing–When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

g)         Short Sales–The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

h)         Federal Income Tax–The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

As of and during the six month period ended June 30, 2010, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the year, the Fund did not incur any interest or penalties.  Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008, December 31, 2009 and the six month period ended June 30, 2010) and has concluded that no provision for income tax is required in these financial statements.

i)          Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

j)          Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

k)         Other–The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

l)          Redemption fees–Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  There were redemption fees of $139 paid to the Fund during the six month period ended June 30, 2010.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended June 30, 2010 were as follows:

	Shares	Amount
Sold	70,737	$705,748
Redeemed	(90,255)	(901,598)
Net Decrease	(19,518)	$(195,850)

Transactions in shares of capital stock for the Fund for the year ended December 31, 2009 were as follows:

	Shares	Amount
Sold	260,625	$2,513,328
Redeemed	(52,071)	(495,132)
Net Increase	208,554	$2,018,196

(3)	INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$15,019,068	$14,596,568

Government securities (excluding short-term investments) of $1,504,488 were sold during the period.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the "Advisor") acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six month period ended June 30, 2010, the Fund incurred $38,783 of advisory fees, before the waiver and reimbursement described below, with $0 remaining payable at June 30, 2010.

The Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.75% of the Fund's average daily net assets through May 31, 2011.  Subject to approval by the Fund’s Board, any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the six month period ended June 30, 2010, the Advisor waived management fees of $38,783 and reimbursed $17,779 of Fund expenses.  The Advisor may recapture $94,665, $126,858 and $56,562 no later than December 31, 2011, December 31, 2012 and December 31, 2013, respectively.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix" or "Administrator").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix $20,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the six month ended June 30, 2010, Matrix earned $28,601 for such services including out of pocket expenses, with $7,639 remaining payable at June 30, 2010.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the six month period ended June 30, 2010, Matrix earned $8,927 of compliance fees, with $1,500 remaining payable at June 30, 2010.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Matrix also acted as the broker of record on certain executions of purchases and sales of the Fund’s portfolio investments.  For those services, Matrix received $7,757 of brokerage commissions during the six month period ended June 30, 2010.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the six month period ended June 30, 2010, the Fund incurred $9,696 of 12b-1 fees.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at June 30, 2010 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$7,626,390	$-	$(1,472)	$(1,472)

For the six month period ended June 30, 2010 and the year ended December 31, 2009, the Fund did not record any distributions.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year.  As of December 31, 2009, the components of distributable earnings presented on an income tax basis were as follows:

Post-October Losses	Net Unrealized Appreciation	Distributable Earnings, Net
$(340,888)	$98,320	$(242,568)

The post-October losses shown above differ from the corresponding accumulated net realized loss figures reported in the statement of assets and liabilities due to differing book/tax treatment of mark-to-market of futures contracts, deferrals of post-October losses, and losses on wash sales.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

(6)	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)	ACQUISITION OF FREE ENTERPRISE ACTION FUND

On July 17, 2009, The Congressional Effect Fund acquired substantially all of the assets and liabilities of the Free Enterprise Action Fund, a series of the Northern Lights Fund Trust, pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by the Board of Trustees of the Northern Lights Trust on July 13, 2009.  In addition, the Free Enterprise Action Fund’s shareholders holding approximately 60.75% of the shares executed a consent action approving the reorganization. The acquisition was accomplished by a taxable exchange of 584,282 shares of the Free Enterprise Action Fund (valued at $7.31 per share) outstanding on July 17, 2009 for 449,117 shares of the Congressional Effect Fund (valued at $9.51). One share of the Congressional Effect Fund was exchanged for 1.301 shares of the Free Enterprise Action Fund. The Free Enterprise Action Fund’s net assets on the date of the reorganization were $4,271,102, and were combined with those of the Congressional Effect Fund. The aggregate net assets of the Congressional Effect Fund and the Free Enterprise Action Fund immediately before the acquisition were $2,558,857 and $4,271,102, respectively. The combined assets immediately after the acquisition amounted to $6,829,959 with 718,138 shares outstanding.

(8)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the Fund’s financial statements, and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

(9)	RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

CONGRESSIONAL EFFECT FAMILY OF FUNDS CONGRESSIONAL EFFECT FUND ADDITIONAL INFORMATION (Unaudited) June 30, 2010 (Unaudited)	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 2, 2010 for the Congressional Effect Fund were as follows:
Congressional Effect Fund, gross of fee waivers or expense reimbursements	4.97%
Congressional Effect Fund, after waiver and reimbursement *	2.05%

* The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through May 31, 2011.  As a result, the Fund’s "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, payments, if any, under the 12b-1 Plan and Acquired Fund Fees and Expenses) will be limited to 1.75% of average daily net assets of the Fund.  Total Gross Operating Expenses (Annualized) during the six month period ended June 30, 2010 were 3.21% for the Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the six month period ended June 30, 2010.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Fund

By Eric T. Singer	/s/ Eric T. Singer
President
Date: September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer	/s/ Eric T. Singer
President, Principal
Date: September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: September 7, 2010